Jack-up rigs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Rig	Dec. 31, 2018 USD ($) Rig	Dec. 31, 2017 USD ($)
Jack-up Rigs [Roll Forward]
Opening balance	$ 2,278.1	$ 783.3
Additions	100.5	307.5
Transfers from newbuildings (note 13)	420.9	1,275.7
Depreciation and amortization	(99.7)	(69.6)
Disposals	(2.1)	(18.8)
Reclassification to asset held for sale	(3.0)	0.0
Impairment	(11.4)	0.0	$ 26.7
Total jack-up rigs	2,683.3	2,278.1	783.3
Impairment Assessment of Jack-up Rigs [Abstract]
Depreciation	$ 1.7	$ 9.9	$ 0.0
Number of years in which reaching revenue levels and utilization in lower quartile observed in jack-up market	10 years
Number of rigs disposed | Rig	3	18
Shortfall between undiscounted cash flow and carrying value of cold stacked rig due to 10% decrease in day rates	$ 1.0
Semi-submersible Rigs [Member]
Impairment Assessment of Jack-up Rigs [Abstract]
Carrying Value of Rig	21.8
Jack-Up Rigs [Member]
Impairment Assessment of Jack-up Rigs [Abstract]
Number of rigs disposed | Rig		2
Middle East [Member]
Jack-up Rigs [Roll Forward]
Opening balance	42.0
Total jack-up rigs	40.7	$ 42.0
Europe [Member]
Jack-up Rigs [Roll Forward]
Opening balance	320.0
Total jack-up rigs	297.3	320.0
West Africa [Member]
Jack-up Rigs [Roll Forward]
Opening balance	203.0
Total jack-up rigs	646.1	203.0
Mexico [Member]
Jack-up Rigs [Roll Forward]
Opening balance	0.0
Total jack-up rigs	721.1	0.0
South East Asia [Member]
Jack-up Rigs [Roll Forward]
Opening balance	1,713.1
Total jack-up rigs	$ 978.1	$ 1,713.1